Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Derivative financial instruments
Derivative financial instruments

Note 6—Derivative financial instruments

The Company is exposed to certain currency, commodity, interest rate and equity risks arising from its global operating, financing and investing activities. The Company uses derivative instruments to reduce and manage the economic impact of these exposures.

Currency risk

Due to the global nature of the Company’s operations, many of its subsidiaries are exposed to currency risk in their operating activities from entering into transactions in currencies other than their functional currency. To manage such currency risks, the Company’s policies require its subsidiaries to hedge their foreign currency exposures from binding sales and purchase contracts denominated in foreign currencies. For forecasted foreign currency denominated sales of standard products and the related foreign currency denominated purchases, the Company’s policy is to hedge up to a maximum of 100 percent of the forecasted foreign currency denominated exposures, depending on the length of the forecasted exposures. Forecasted exposures greater than 12 months are not hedged. Forward foreign exchange contracts are the main instrument used to protect the Company against the volatility of future cash flows (caused by changes in exchange rates) of contracted and forecasted sales and purchases denominated in foreign currencies. In addition, within its treasury operations, the Company primarily uses foreign exchange swaps and forward foreign exchange contracts to manage the currency and timing mismatches arising in its liquidity management activities.

Commodity risk

Various commodity products are used in the Company’s manufacturing activities. Consequently it is exposed to volatility in future cash flows arising from changes in commodity prices. To manage the price risk of commodities, the Company’s policies require that its subsidiaries hedge the commodity price risk exposures from binding contracts, as well as at least 50 percent (up to a maximum of 100 percent) of the forecasted commodity exposure over the next 12 months or longer (up to a maximum of 18 months). Primarily swap contracts are used to manage the associated price risks of commodities.

Interest rate risk

The Company has issued bonds at fixed rates. Interest rate swaps are used to manage the interest rate risk associated with certain debt and generally such swaps are designated as fair value hedges. In addition, from time to time, the Company uses instruments such as interest rate swaps, interest rate futures, bond futures or forward rate agreements to manage interest rate risk arising from the Company’s balance sheet structure but does not designate such instruments as hedges.

Equity risk

The Company is exposed to fluctuations in the fair value of its warrant appreciation rights (WARs) issued under its MIP (Management Incentive Plan) (see Note 18). A WAR gives its holder the right to receive cash equal to the market price of an equivalent listed warrant on the date of exercise. To eliminate such risk, the Company has purchased cash‑settled call options, indexed to the shares of the Company, which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs.

Volume of derivative activity

In general, while the Company’s primary objective in its use of derivatives is to minimize exposures arising from its business, certain derivatives are designated and qualify for hedge accounting treatment while others either are not designated or do not qualify for hedge accounting.

Foreign exchange and interest rate derivatives

The gross notional amounts of outstanding foreign exchange and interest rate derivatives (whether designated as hedges or not) were as follows:

Type of derivative	Total notional amounts at December 31,
($ in millions)	2019	2018	2017
Foreign exchange contracts	15,015	13,612	16,261
Embedded foreign exchange derivatives	924	733	899
Interest rate contracts	5,188	3,300	5,706

Derivative commodity contracts

The Company uses derivatives to hedge its direct or indirect exposure to the movement in the prices of commodities which are primarily copper, silver and aluminum. The following table shows the notional amounts of outstanding derivatives (whether designated as hedges or not), on a net basis, to reflect the Company’s requirements for these commodities:

		Total notional amounts at December 31,
Type of derivative	Unit	2019	2018	2017
Copper swaps	metric tonnes	42,494	46,143	28,976
Silver swaps	ounces	2,508,770	2,861,294	1,966,729
Aluminum swaps	metric tonnes	8,388	9,491	1,869

Equity derivatives

At December 31, 2019, 2018 and 2017, the Company held 40 million, 41 million and 37 million cash‑settled call options indexed to ABB Ltd shares (conversion ratio 5:1) with a total fair value of $26 million, $6 million and $42 million, respectively.

Cash flow hedges

As noted above, the Company mainly uses forward foreign exchange contracts to manage the foreign exchange risk of its operations, commodity swaps to manage its commodity risks and cash‑settled call options to hedge its WAR liabilities. Where such instruments are designated and qualify as cash flow hedges, the effective portion of the changes in their fair value is recorded in “Accumulated other comprehensive loss” and subsequently reclassified into earnings in the same line item and in the same period as the underlying hedged transaction affects earnings. Any ineffectiveness in the hedge relationship, or hedge component excluded from the assessment of effectiveness, is recognized in earnings during the current period.

At December 31, 2019, 2018 and 2017, “Accumulated other comprehensive loss” included net unrealized losses of $5 million, $16 million and net unrealized gains of $12 million, respectively, net of tax, on derivatives designated as cash flow hedges. Of the amount at December 31, 2019, net losses of $2 million are expected to be reclassified to earnings in 2020. At December 31, 2019, the longest maturity of a derivative classified as a cash flow hedge was 49 months.

In 2019, 2018 and 2017, the amounts of gains or losses, net of tax, reclassified into earnings due to the discontinuance of cash flow hedge accounting and the amount of ineffectiveness in cash flow hedge relationships directly recognized in earnings were not significant.

The pre‑tax effects of derivative instruments, designated and qualifying as cash flow hedges, on “Accumulated other comprehensive loss” (OCI) and the Consolidated Income Statements in 2019, 2018 and 2017, were not significant.

Fair value hedges

To reduce its interest rate exposure arising primarily from its debt issuance activities, the Company uses interest rate swaps. Where such instruments are designated as fair value hedges, the changes in the fair value of these instruments, as well as the changes in fair value of the risk component of the underlying debt being hedged, are recorded as offsetting gains and losses in “Interest and other finance expense”. Hedge ineffectiveness of instruments designated as fair value hedges in 2019, 2018 and 2017, was not significant.

The effect of Interest rate contracts, designated and qualifying as fair value hedges, on the Consolidated Income Statements was as follows:

($ in millions)	2019	2018	2017
Gains (losses) recognized in Interest and other finance expense:
- on derivatives designated as fair value hedges	38	(4)	(23)
- on hedged item	(38)	5	27

Derivatives not designated in hedge relationships

Derivative instruments that are not designated as hedges or do not qualify as either cash flow or fair value hedges are economic hedges used for risk management purposes. Gains and losses from changes in the fair values of such derivatives are recognized in the same line in the income statement as the economically hedged transaction.

Furthermore, under certain circumstances, the Company is required to split and account separately for foreign currency derivatives that are embedded within certain binding sales or purchase contracts denominated in a currency other than the functional currency of the subsidiary and the counterparty.

The gains (losses) recognized in the Consolidated Income Statements on derivatives not designated in hedging relationships were as follows:

($ in millions)	Gains (losses) recognized in income
Type of derivative not designated as a hedge	Location	2019	2018	2017
Foreign exchange contracts	Total revenues	(7)	(121)	92
	Total cost of sales	(64)	46	(41)
	SG&A expenses(1)	2	10	(18)
	Non-order related research and
	development	1	(1)	—
	Interest and other finance
	expense	(122)	40	22
Embedded foreign exchange contracts	Total revenues	17	58	7
	Total cost of sales	(6)	(4)	(2)
	SG&A expenses(1)	—	2	5
Commodity contracts	Total cost of sales	12	(33)	31
Other	Interest and other finance
	expense	—	3	(2)
Total		(167)	—	94

(1) SG&A expenses represent “Selling, general and administrative expenses”.

The fair values of derivatives included in the Consolidated Balance Sheets were as follows:
	December 31, 2019
	Derivative assets		Derivative liabilities
		Non-current		Non-current
	Current in	in “Other	Current in	in “Other
	“Other current	non-current	“Other current	non-current
($ in millions)	assets”	assets”	liabilities”	liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts	—	—	2	6
Interest rate contracts	—	72	—	—
Cash-settled call options	11	14	—	—
Total	11	86	2	6
Derivatives not designated as hedging instruments:
Foreign exchange contracts	85	14	127	14
Commodity contracts	17	—	2	—
Embedded foreign exchange derivatives	7	3	12	3
Total	109	18	141	17
Total fair value	120	104	143	23
	December 31, 2018
	Derivative assets		Derivative liabilities
		Non-current		Non-current
	Current in	in “Other	Current in	in “Other
	“Other current	non-current	“Other current	non-current
($ in millions)	assets”	assets”	liabilities”	liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts	—	—	1	4
Commodity contracts	—	—	2	—
Interest rate contracts	—	35	—	1
Cash-settled call options	3	3	—	—
Total	3	38	3	5
Derivatives not designated as hedging instruments:
Foreign exchange contracts	117	14	160	30
Commodity contracts	8	1	21	1
Embedded foreign exchange derivatives	15	10	8	1
Total	140	25	189	32
Total fair value	143	63	192	37

Close‑out netting agreements provide for the termination, valuation and net settlement of some or all outstanding transactions between two counterparties on the occurrence of one or more pre‑defined trigger events.

Although the Company is party to close‑out netting agreements with most derivative counterparties, the fair values in the tables above and in the Consolidated Balance Sheets at December 31, 2019 and 2018, have been presented on a gross basis.

The Company’s netting agreements and other similar arrangements allow net settlements under certain conditions. At December 31, 2019 and 2018, information related to these offsetting arrangements was as follows:

($ in millions)	December 31, 2019
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net asset
similar arrangement	assets	case of default	received	received	exposure
Derivatives	214	(102)	—	—	112
Total	214	(102)	—	—	112

($ in millions)	December 31, 2019
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net liability
similar arrangement	liabilities	case of default	pledged	pledged	exposure
Derivatives	151	(102)	—	—	49
Total	151	(102)	—	—	49
($ in millions)	December 31, 2018
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net asset
similar arrangement	assets	case of default	received	received	exposure
Derivatives	181	(121)	—	—	60
Reverse repurchase
agreements	206	—	—	(206)	—
Total	387	(121)	—	(206)	60

($ in millions)	December 31, 2018
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net liability
similar arrangement	liabilities	case of default	pledged	pledged	exposure
Derivatives	220	(121)	—	—	99
Total	220	(121)	—	—	99